INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of reconciliation of income taxes at statutory rates with the reported taxes

	2021	2020	2019
	$	$	$

Loss from continuing operations before income taxes	(12,779,371)	(4,028,297)	(5,672,361)
Profit (loss) from continuing operations before income taxes	-	(2,081,088)	(67,447)
Loss before income taxes	(12,779,371)	(6,109,385)	(5,739,808)
Expected income tax expense (recovery) at statutory rates	(3,450,000)	(1,650,000)	(1,550,000)
Change in statutory, foreign tax, foreign exchange rates and other	(61,765)	(25,000)	(41,455)
Permanent difference	430,000	398,000	243,000
Impact of subsidiary and investment acquisitions and disposals	1,111,000	(17,000)	-
Share issue cost	(155,000)	(168,000)	-
Adjustment to prior years provision versus statutory tax returns	(108,000)	(7,000)	(93,000)
Change in unrecognized deferred tax assets	2,226,000	1,469,000	1,318,000
Income tax expense (recovery)	(7,765)	-	(123,455)

Deferred tax expense (recovery) relating to continuing operations	(12,971)	-	(122,201)
Current income tax expense relating to continuing operations	5,206	-	-
Current income tax expense (recovery) relating to discontinued operations	-	-	(1,254)

Components of deferred tax liability
	2021	2020	2019
	$	$	$
Deferred tax assets (liabilities)
Intangible assets	(763,120)	-	(17,430)
Capital loss	-	147,000	-
Investment in associates	-	(335,000)	(92,000)
Debt with accretion	-	-	(31,000)
Non-capital losses	-	188,000	123,000
Net deferred tax liability	(763,120)	-	(17,430)

Schedule of unrecognized temporary tax differences

	2021	Expiry Date Range	2020	Expiry Date Range	2019	Expiry Date Range
	$		$		$
Property and equipment	7,983,000	No expiry date	2,485,000	No expiry date	2,013,000	No expiry date
Share issue costs	419,000	2022-2025	667,000	2020-2024	230,000	2020-2022
Debt with accretion	-	No expiry date	94,000	No expiry date	-	No expiry date
Derivative liability	1,277,000	No expiry date	-	No expiry date	-	No expiry date
Allowable capital losses	437,000	No expiry date	-	No expiry date	243,000	No expiry date
Non-capital losses	15,625,000	2026-2041	11,431,000	2026-2040	6,166,000	2026-2039